Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS
Cash and cash equivalents	$ 137,818	$ 129,104
Accounts receivable, net	588,081	1,146,716
Other receivables	310,130	306,218
Loan receivables		400,872
Prepaid expenses and other current assets	512,782	899,042
Prepaid expenses - related party	1,032,500	2,777,500
Total Current Assets	2,581,311	5,659,452
NON-CURRENT ASSETS
Property and equipment, net	8,940	11,600
Operating right-of-use asset	81,312	101,083
Capitalized software development costs	1,249,635	1,184,706
Total Non-Current Assets	1,339,887	1,297,389
Total Assets	3,921,198	6,956,841
CURRENT LIABILITIES
Bank loans	18,378	188,950
Senior note payable	3,000,000
Accounts payable	1,614,659	2,476,037
Other payables and accrued liabilities	4,196,898	3,716,637
Other payables - related parties	106,296	137,896
Deferred revenue	41,200	22,139
Operating lease liabilities	31,577	31,238
Convertible notes	2,443,741	2,332,529
Total Current Liabilities	15,871,222	13,327,661
NON-CURRENT LIABILITIES
Bank loans	14,729	24,252
Deferred tax liabilities	2,870	3,004
Operating lease liabilities	54,959	75,306
Employee benefit obligations	21,331	9,545
Total Non-Current Liabilities	93,889	112,107
Total Liabilities	15,965,111	13,439,768
COMMITMENTS AND CONTINGENCIES (NOTE 16)
SHAREHOLDERS’ DEFICIT
Additional paid-in capital	56,699,173	56,699,173
Accumulated deficit	(67,620,467)	(62,186,087)
Accumulated other comprehensive loss	(1,139,312)	(1,012,482)
Total KNOREX Ltd. Shareholders’ Deficit	(12,045,394)	(6,484,184)
Noncontrolling interests	1,481	1,257
Total Shareholders’ Deficit	(12,043,913)	(6,482,927)
Total Liabilities and Shareholders’ Deficit	3,921,198	6,956,841
Common Class A [Member]
SHAREHOLDERS’ DEFICIT
Ordinary shares, Class B, $0.0005 par value, 10,000,000 shares authorized, 4,780,575 shares issued and outstanding as of June 30, 2026 and December 31, 2025	12,822	12,822
Common Class B [Member]
SHAREHOLDERS’ DEFICIT
Ordinary shares, Class B, $0.0005 par value, 10,000,000 shares authorized, 4,780,575 shares issued and outstanding as of June 30, 2026 and December 31, 2025	2,390	2,390
Third Parties [Member]
CURRENT LIABILITIES
Short-term loans	4,163,206	4,166,615
Related Party [Member]
CURRENT LIABILITIES
Short-term loans	$ 255,267	$ 255,620